INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

19.   INCOME TAXES

Samoa

Under the current laws of Samoa, GreenTree Samoa is not subject to tax on income or capital gain. Upon payment of dividends by the Company to its shareholders, no Samoa withholding tax will be imposed.

Cayman Island

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

19.   INCOME TAXES (CONTINUED)

Hong Kong

GreenTree Hotels (Hong Kong), Limited is subject to Hong Kong profit tax at a rate of 16.5% in the years ended December 31, 2020, 2021 and 2022 and it may be exempted from income tax on its foreign-derived income. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented. There are no withholding taxes in Hong Kong on remittance of dividends.

PRC

On March 16, 2007, the PRC government promulgated the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008. Under the New EIT Law, domestically-owned enterprises and foreign-invested enterprises are subject to a statutory tax rate of 25%. Enterprises qualified as “High New Technology Enterprises (“HNTEs”) enjoy a preferential income tax rate of 15%. Dividends, interest, rent or royalties and proceeds from any such assets located in the PRC (after deducting the net value of such assets) shall be subject to a 10% withholding tax.

Shanghai Evergreen qualified as an HNTE in November 2017 and was entitled to a preferential income tax rate of 15% from 2017 to 2019. Shanghai Evergreen reapplied for HNTE in 2020 and was successful in obtaining the HNTE certificate. It is entitled to the preferential income tax rate of 15% from 2020 to 2022.

Shanghai Sipei qualified as an HNTE in 2020 and is entitled to a preferential income tax rate of 15% during 2020 to 2022.

The current and deferred components of income tax (expense) benefit appearing in the consolidated statements of comprehensive income/(loss) are as follows:

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Current tax	122,931,256	105,353,756	80,209,774	11,629,324
Deferred tax	(12,472,054)	3,535,126	(125,802,192)	(18,239,603)
Total	110,459,202	108,888,882	(45,592,418)	(6,610,279)

Reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2020	2021	2022
PRC statutory tax rate	25%	25%	25%
Withholding tax on the PRC earnings distribution	—%	10%	9%
Effect of international rate difference	1%	1%	(10)%
Effect of preferential tax rate	—%	(7)%	1%
Tax effect of expenses that are not deductible in determining taxable profit	4%	6%	(7)%
Valuation Allowance	1%	14%	(8)%
Effective tax rate	31%	49%	10%

19.   INCOME TAXES (CONTINUED)

PRC (continued)

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Deferred tax assets:
Net loss carryforward	53,089,828	64,191,537	9,306,898
Deferred revenue	115,049,834	91,552,823	13,273,912
Deferred rent	17,692,412	—	—
Lease liability	—	414,797,817	60,140,030
Bad debt expenses	30,328,801	79,570,368	11,536,619
Accrued expenses	17,687,519	16,350,750	2,370,636
Unrealized losses from equity securities	7,534,182	717,944	104,092
Impairment of Long-lived assets and other assets	—	53,054,078	7,692,118
Valuation allowance	(59,426,713)	(76,326,389)	(11,066,286)
Total deferred tax assets	181,955,863	643,908,928	93,358,019
Deferred tax liabilities:
Depreciation of property and equipment	(6,099,754)	(7,765,478)	(1,125,888)
Unrealized gains from equity securities	(880,803)	(5,360,418)	(777,188)
Intangible assets arising from acquisition	(176,681,292)	(52,570,078)	(7,621,945)
Withholding tax on PRC earnings to be distributed	(64,929,920)	(20,730,212)	(3,005,598)
Right-of-use assets	—	(386,025,806)	(55,968,481)
Total deferred tax liabilities	(248,591,769)	(472,451,992)	(68,499,100)
Net deferred tax (liabilities) assets	(66,635,906)	171,456,936	24,858,919

The Group offset deferred tax liabilities and assets pertaining to a particular tax-paying component of the Group within a particular jurisdiction.

The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2022, management recorded a valuation allowance against the amount of deferred tax assets that it determines is not more-likely-than-not to be realized. As of December 31, 2022, the Group had tax losses carryforwards of RMB 256,766,146 (USD 37,227,592), mainly deriving from the entities in the PRC. The tax losses in the PRC can be carried forward for five years to offset future taxable profit and which will expire between 2022 and 2026 if not utilized.

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The cumulated undistributed earnings of the Group’s PRC subsidiaries the Group intends to indefinitely reinvested were RMB 445,148,415 (USD64,540,453) as of December 31, 2022. As of December 31, 2022, the related PRC withholding tax liability unrecognized was RMB44,514,842 (USD6,454,045).

19.   INCOME TAXES (CONTINUED)

PRC (continued)

The Group made its assessment of the level of authority for each of its uncertain tax positions based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time. RMB246,635,312 (USD 35,758,759) of the uncertain tax positions, if ultimately recognized, would affect the effective tax rate. A reconciliation of unrecognized tax benefits is as follows:

Unrecognized tax benefits — January 1, 2021	202,915,367
Increases — tax positions in the current period	74,057,733
Decreases — tax positions in prior period	(38,114,470)
Unrecognized tax benefits — December 31, 2021	238,858,630
Unrecognized tax benefits — January 1, 2022	238,858,630
Increases — tax positions in the current period	25,680,473
Decreases — tax positions in prior period	(17,903,791)
Unrecognized tax benefits — December 31, 2022	246,635,312

In the years ended December 31, 2022, the Company recorded interest expense of RMB39,943,119 (USD 5,791,208). In the years ended December 31, 2022, the Company reversed interest expense of RMB26,980,981 (USD3,911,875). As of December 31, 2022, the accumulated interest expense and penalty recorded by the Group was RMB102,923,789 (USD14,922,547) and nil, respectively.

The Group’s PRC subsidiaries are subject to examination by the PRC tax authorities from 2017 through 2022 on non-transfer pricing matters, and from 2012 through 2022 on transfer pricing matters.